Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases And Operating Leases [Line Items]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 86
Contractually required capital lease payments, due within the second year from the balance sheet date	67
Contractually required capital lease payments, due within the third year from the balance sheet date	57
Contractually required capital lease payments, due within the fourth year from the balance sheet date	54
Contractually required capital lease payments, due within the fifth year from the balance sheet date	44
Contractually required capital lease payments, due after the fifth year from the balance sheet date	99
Contractually required capital lease payments	407
Less interest and executory costs	109
Present value of minimum lease payments	298
Less current installments	64
Long-term obligation at December 31, 2012	234
Contractually required operating lease payments, due within one year of the balance sheet date	2,038
Contractually required operating lease payments, due within the second year from the balance sheet date	1,840
Contractually required operating lease payments, due within the third year from the balance sheet date	1,572
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,280
Contractually required operating lease payments, due within the fifth year from the balance sheet date	992
Contractually required operating lease payments, due after the fifth year from the balance sheet date	4,119
Contractually required operating lease payments	$ 11,841